Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Mar. 29, 2021	Nov. 12, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Charter Revenue, Net			$ (22,980)	$ (34,284)
Accrued Charter Revenue, Current			7,361
Accrued Charter Revenue, Noncurrent			8,183	0
Amortization of Time Charter Assumed, Liability			621	0
Amortization of Assumed Time Charter, Asset			(424)	192	$ 191
York [Member]
Finite-Lived Intangible Assets, Net, Ending Balance			865	$ 1,030
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	4 years 3 months 18 days
Deferred Revenue [Member]
Accrued Charter Revenue Liability			$ (38,524)